Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

September 30, 2020

VIPFHI-QTLY-1120
1.9859334.106

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 89.2%
	Principal Amount	Value
Financials - 0.2%
ACNR Holdings, Inc. term loan 14% 9/21/27 (a)(b)(c)	$321,892	$321,892
Aerospace - 1.4%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.6501% 1/20/27 (a)(c)(d)	363,175	360,451
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4% 6/19/26 (a)(c)(d)	247,500	212,850
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3966% 5/30/25 (a)(c)(d)	412,222	388,985
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3966% 12/9/25 (a)(c)(d)	958,460	904,547
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 4/30/25 (a)(c)(d)	410,470	357,519
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (a)(c)(d)	120,000	91,950

TOTAL AEROSPACE		2,316,302

Air Transportation - 1.4%
Delta Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 4/29/23 (a)(c)(d)	124,688	124,376
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7204% 4/8/26 (a)(c)(d)	328,362	288,725
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7204% 4/4/26 (a)(c)(d)	176,538	155,229
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/17/24 (a)(c)(d)	187,625	186,023
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (a)(c)(d)	570,000	578,869
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9/16/27 (a)(c)(d)(e)	495,000	498,272
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/5/24 (a)(c)(d)	116,959	114,766
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (a)(c)(d)	440,792	380,972

TOTAL AIR TRANSPORTATION		2,327,232

Automotive & Auto Parts - 0.5%
North American Lifting Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 9.000% 10% 11/27/20 (a)(b)(c)(d)	16,381	16,381
Tranche 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 11/27/20 (a)(c)(d)	148,846	101,662
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 11/27/21 (a)(c)(d)	500,000	25,000
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9375% 2/1/26 (a)(c)(d)	359,171	356,366
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4011% 4/18/25 (a)(c)(d)	354,504	350,515

TOTAL AUTOMOTIVE & AUTO PARTS		849,924

Banks & Thrifts - 0.7%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7254% 9/30/24 (a)(c)(d)	351,707	343,705
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8966% 2/27/26 (a)(c)(d)	601,321	597,190
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7985% 7/1/26 (a)(c)(d)	137,904	135,721

TOTAL BANKS & THRIFTS		1,076,616

Broadcasting - 1.3%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6466% 8/15/25 (a)(c)(d)	69,899	68,833
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4% 8/24/26 (a)(c)(d)	1,235,013	953,022
iHeartCommunications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/1/26 (a)(c)(d)	139,650	134,180
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1875% 12/18/24 (a)(c)(d)	459,804	457,601
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9051% 9/19/26 (a)(c)(d)	572,526	559,169

TOTAL BROADCASTING		2,172,805

Building Materials - 1.2%
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6466% 10/1/26 (a)(c)(d)	460,877	450,890
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8966% 6/1/25 (a)(c)(d)	138,364	135,700
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.23% 1/4/27 (a)(c)(d)	362,210	353,155
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8966% 2/28/27 (a)(c)(d)	353,225	340,961
LEB Holdings U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9/25/27 (a)(c)(d)(e)	110,000	109,038
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (a)(c)(d)	193,388	177,192
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (a)(b)(c)(d)	443,504	437,960

TOTAL BUILDING MATERIALS		2,004,896

Cable/Satellite TV - 3.9%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9% 2/1/27 (a)(c)(d)	1,443,515	1,408,712
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3966% 1/31/28 (a)(c)(d)	985,000	951,530
CSC Holdings LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4024% 1/15/26 (a)(c)(d)	985,000	950,318
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1524% 10/22/26 (a)(c)(d)	455,000	454,054
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4024% 7/17/25 (a)(c)(d)	920,966	889,387
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6524% 1/31/28 (a)(c)(d)	375,000	363,439
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (a)(c)(d)	1,314,157	1,292,185

TOTAL CABLE/SATELLITE TV		6,309,625

Capital Goods - 0.5%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1466% 10/1/25 (a)(c)(d)	326,833	316,825
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.4051% 11/15/26 (a)(c)(d)	85,000	77,350
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9051% 11/15/25 (a)(c)(d)	284,925	265,069
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.57% 7/31/27 (a)(c)(d)	190,000	188,203

TOTAL CAPITAL GOODS		847,447

Chemicals - 1.8%
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6562% 5/7/25 (a)(c)(d)	348,770	316,944
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1466% 1/31/26 (a)(c)(d)	208,774	203,947
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8% 7/1/26 (a)(c)(d)	261,688	257,108
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7204% 3/1/26 (a)(c)(d)	265,228	259,260
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.6875% 10/11/24 (a)(c)(d)	326,607	312,997
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (a)(c)(d)	249,375	248,752
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1511% 10/1/25 (a)(c)(d)	779,638	753,747
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9% 4/3/25 (a)(c)(d)	371,581	357,647
Thermon Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/30/24 (a)(c)(d)	188,730	185,899

TOTAL CHEMICALS		2,896,301

Consumer Products - 0.5%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1466% 6/11/26 (a)(c)(d)	206,772	200,914
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1166% 6/11/26 (a)(c)(d)(f)	40,881	39,723
Bombardier Recreational Products, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 5/24/27 (a)(c)(d)	375,000	377,970
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1524% 6/15/25 (a)(c)(d)	190,613	129,458

TOTAL CONSUMER PRODUCTS		748,065

Containers - 4.4%
Anchor Glass Container Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 12/7/23 (a)(c)(d)	529,464	403,717
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.7559% 7/31/25 (a)(c)(d)	356,788	342,159
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1606% 11/7/25 (a)(c)(d)	396,957	384,306
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1555% 10/1/22 (a)(c)(d)	132,699	131,435
Tranche X 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1555% 1/19/24 (a)(c)(d)	321,343	315,970
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1555% 7/1/26 (a)(c)(d)	353,227	342,235
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.5229% 4/3/24 (a)(c)(d)	483,750	453,216
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8966% 12/21/26 (a)(c)(d)	124,375	124,064
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3966% 5/16/24 (a)(c)(d)	121,984	118,808
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 5/16/24 (a)(c)(d)	440,321	428,948
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/29/23 (a)(c)(d)	612,693	598,141
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.5461% 6/29/25 (a)(c)(d)	856,204	829,447
Graham Packaging Co., Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 8/4/27 (a)(c)(d)	450,000	446,814
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (a)(c)(d)	122,633	122,019
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8966% 7/31/26 (a)(c)(d)	248,125	244,279
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8966% 1/30/27 (a)(c)(d)	663,444	654,322
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/16/26 (a)(c)(d)(e)	125,000	122,625
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.9794% 2/5/23 (a)(c)(d)	1,044,876	1,030,906

TOTAL CONTAINERS		7,093,411

Diversified Financial Services - 2.0%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (a)(c)(d)	44,373	43,708
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 10/15/26 (a)(c)(d)	372,188	279,141
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (a)(c)(d)	101,322	93,691
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3966% 10/1/25 (a)(c)(d)	523,127	517,430
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6481% 6/27/25 (a)(c)(d)	125,000	124,141
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 8/4/27 (a)(c)(d)	125,000	123,945
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.525% 3/1/25 (a)(c)(d)	646,777	637,076
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (a)(c)(d)	291,060	247,311
KREF Holdings X LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 9/1/27 (a)(c)(d)	125,000	124,375
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8966% 2/11/27 (a)(c)(d)	843,013	839,152
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8966% 11/16/26 (a)(c)(d)	189,171	184,175

TOTAL DIVERSIFIED FINANCIAL SERVICES		3,214,145

Diversified Media - 1.4%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7204% 2/10/27 (a)(c)(d)	994,842	962,818
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3966% 12/12/26 (a)(c)(d)	1,364,688	1,329,110

TOTAL DIVERSIFIED MEDIA		2,291,928

Energy - 3.7%
Apro LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 11/14/26 (a)(c)(d)	297,916	293,447
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8966% 11/3/25 (a)(c)(d)	453,019	315,605
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(c)(d)	490,474	382,163
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1562% 5/21/25 (a)(c)(d)	118,006	88,926
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.4% 11/18/24 (a)(c)(d)	336,875	336,875
California Resources Corp.:
2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 1/15/21 (a)(b)(c)(d)	388,389	388,389
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (a)(c)(d)(g)	1,532,333	29,375
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/22 (a)(c)(d)(g)	675,000	242,811
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (a)(c)(d)	197,500	196,266
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (a)(c)(d)(g)	375,000	262,384
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(c)(d)	311,850	291,970
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (a)(c)(d)	420,829	398,033
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (a)(c)(d)	94,010	90,172
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2204% 2/6/25 (a)(c)(d)	227,124	222,191
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (a)(c)(d)	415,000	292,575
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (a)(c)(d)(g)	1,300,000	3,250
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3948% 7/18/25 (a)(c)(d)	560,422	366,639
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (a)(c)(d)	191,738	134,696
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (a)(c)(d)	418,950	417,379
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1466% 5/22/26 (a)(c)(d)	199,402	183,749
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.8125% 11/14/25 (a)(c)(d)	315,497	299,722
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (a)(c)(d)	181,538	179,723
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3966% 1/23/27 (a)(c)(d)	248,750	246,573
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (a)(c)(d)	295,009	289,109

TOTAL ENERGY		5,952,022

Entertainment/Film - 0.1%
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7274% 1/23/25 (a)(c)(d)	152,603	132,765
Environmental - 0.5%
ADS Waste Holdings, Inc. term loan 3 month U.S. LIBOR + 2.250% 3% 11/10/23 (a)(c)(d)	230,969	230,391
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6466% 2/8/26 (a)(c)(d)	299,331	287,357
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8966% 12/20/24 (a)(c)(d)	277,498	272,727

TOTAL ENVIRONMENTAL		790,475

Food & Drug Retail - 2.6%
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 12/6/24 (a)(c)(d)	490,843	479,799
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (a)(c)(d)	360,938	361,089
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9% 5/31/24 (a)(c)(d)	1,344,063	1,341,818
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3966% 1/30/27 (a)(c)(d)	488,775	468,701
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1466% 5/1/26 (a)(c)(d)	646,378	627,957
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (a)(c)(d)	223,382	194,621
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6% 11/25/20 (a)(c)(d)	7,513	7,387
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (a)(c)(d)	715,683	699,580

TOTAL FOOD & DRUG RETAIL		4,180,952

Food/Beverage/Tobacco - 1.6%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6505% 10/1/25 (a)(c)(d)	147,375	145,810
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (a)(c)(d)	231,312	231,458
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/7/23 (a)(c)(d)	1,205,263	1,190,197
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2204% 2/6/25 (a)(c)(d)	244,567	239,255
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8966% 6/20/25 (a)(c)(d)	245,938	245,938
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 9/14/27 (a)(c)(d)	459,048	455,320
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1466% 9/13/26 (a)(c)(d)	122,509	116,767

TOTAL FOOD/BEVERAGE/TOBACCO		2,624,745

Gaming - 5.0%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/1/23 (a)(c)(d)	226,075	201,490
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (a)(c)(d)	193,489	170,270
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (a)(c)(d)	94,763	94,141
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.356% 9/15/23 (a)(c)(d)	230,059	223,412
Caesars Growth Properties Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6883% 6/19/25 (a)(c)(d)	1,220,000	1,178,996
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8966% 12/22/24 (a)(c)(d)	815,099	761,645
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 8/8/21 (a)(c)(d)	196,601	195,433
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (a)(c)(d)	558,191	534,607
Gaming VC Holdings SA Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 3/16/24 (a)(c)(d)	195,895	192,467
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (a)(c)(d)	482,500	461,391
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (a)(c)(d)	774,106	688,134
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6466% 5/29/26 (a)(c)(d)	329,351	319,332
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (a)(c)(d)	495,595	480,905
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 12/10/24 (a)(c)(d)	720,641	720,374
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7204% 7/10/25 (a)(c)(d)	578,376	576,409
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (a)(c)(d)	993,478	947,778
Twin River Worldwide Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (a)(c)(d)	279,300	294,312

TOTAL GAMING		8,041,096

Healthcare - 4.9%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/11/26 (a)(c)(d)	487,550	487,345
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.1466% 6/22/24 (a)(c)(d)	505,823	486,854
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2382% 12/13/26 (a)(c)(d)	508,725	501,944
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9051% 8/1/27 (a)(c)(d)	1,220,760	1,185,151
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3966% 8/31/26 (a)(c)(d)	225,773	214,081
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3966% 8/30/27 (a)(c)(d)	180,000	165,600
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3526% 8/31/26 (a)(c)(d)(f)	56,616	53,684
Milano Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8/17/27 (a)(c)(d)(e)	875,000	864,063
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (a)(c)(d)	645,237	634,178
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9/25/27 (a)(c)(d)(e)	230,000	228,707
Pathway Vet Alliance LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 3/31/27 (a)(c)(d)(e)(f)	22,549	22,171
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1466% 3/31/27 (a)(c)(d)	276,064	271,440
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8966% 11/16/25 (a)(c)(d)	346,655	336,255
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (a)(c)(d)	528,097	497,731
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1466% 6/13/26 (a)(c)(d)	988,818	961,872
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1511% 6/1/25 (a)(c)(d)	98,856	96,776
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.7502% 2/11/26 (a)(c)(d)	572,516	562,497
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 12/1/24 (a)(c)(d)	364,688	363,320

TOTAL HEALTHCARE		7,933,669

Homebuilders/Real Estate - 1.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8966% 8/21/25 (a)(c)(d)	472,945	455,040
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (a)(c)(d)	120,000	135,600
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(c)(d)	438,873	377,571
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(c)(d)	24,753	21,296
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/23/27 (a)(c)(d)	395,000	390,805
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9058% 12/22/24 (a)(c)(d)	443,182	427,622

TOTAL HOMEBUILDERS/REAL ESTATE		1,807,934

Hotels - 1.7%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 2/1/26 (a)(c)(d)(e)	105,000	102,900
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8948% 2/1/26 (a)(c)(d)	171,343	152,495
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1466% 11/30/23 (a)(c)(d)	489,286	475,219
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8966% 8/31/25 (a)(c)(d)	554,034	528,410
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.2203% 5/30/26 (a)(c)(d)	530,100	397,575
3 month U.S. LIBOR + 7.000% 9% 2/28/25 (a)(c)(d)	378,887	363,496
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3966% 5/31/25 (a)(c)(d)	490,000	469,636
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8966% 5/30/25 (a)(c)(d)	202,398	194,871

TOTAL HOTELS		2,684,602

Insurance - 4.2%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8966% 5/10/25 (a)(c)(d)	205,130	198,952
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4011% 5/9/25 (a)(c)(d)	493,750	484,285
AmeriLife Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0827% 3/18/27 (a)(c)(d)(f)	39,152	38,565
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1551% 3/18/27 (a)(c)(d)	379,843	374,146
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 1/25/24 (a)(c)(d)	684,583	677,580
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6466% 2/13/27 (a)(c)(d)	372,188	360,888
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1466% 11/3/23 (a)(c)(d)	1,110,749	1,093,166
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 3.1466% 8/4/22 (a)(c)(d)	591,274	583,759
3 month U.S. LIBOR + 6.500% 6.6466% 8/4/25 (a)(c)(d)	723,333	723,485
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2634% 4/25/25 (a)(c)(d)	1,661,057	1,603,236
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2204% 12/2/26 (a)(c)(d)	124,063	122,615
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2204% 5/16/24 (a)(c)(d)	592,288	572,050

TOTAL INSURANCE		6,832,727

Leisure - 2.2%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (a)(c)(d)	129,350	127,733
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6505% 1/4/26 (a)(c)(d)	175,714	175,860
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 6/30/25 (a)(c)(d)	254,363	256,977
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7693% 2/28/25 (a)(c)(d)	630,546	416,861
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(c)(d)	705,522	682,889
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (a)(c)(d)	115,000	68,952
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (a)(c)(d)	304,022	232,237
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (a)(c)(d)	125,000	119,375
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/10/22 (a)(c)(d)	314,870	285,219
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7204% 5/10/26 (a)(c)(d)	239,614	220,445
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8966% 7/6/24 (a)(c)(d)	444,102	433,555
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6466% 12/21/25 (a)(c)(d)	121,264	109,037
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2204% 12/30/26 (a)(c)(d)	367,678	320,339
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7204% 12/30/27 (a)(b)(c)(d)	100,000	80,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (a)(b)(c)(d)	85,000	84,150

TOTAL LEISURE		3,613,629

Metals/Mining - 0.2%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (a)(c)(d)	283,057	280,226
Paper - 0.1%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1875% 7/26/26 (a)(c)(d)	83,021	82,398
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 6/30/27 (a)(c)(d)	99,750	99,251

TOTAL PAPER		181,649

Publishing/Printing - 0.9%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (a)(c)(d)	483,902	403,366
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (a)(c)(d)	472,975	385,418
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (a)(c)(d)	123,443	111,948
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (a)(c)(d)	209,475	209,475
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6466% 10/17/26 (a)(c)(d)	150,978	148,977
Scripps (E.W.) Co. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1466% 10/2/24 (a)(c)(d)	242,500	233,862

TOTAL PUBLISHING/PRINTING		1,493,046

Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2204% 12/30/26 (a)(c)(d)	328,350	322,656
Restaurants - 1.4%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8966% 11/19/26 (a)(c)(d)	496,250	474,951
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 8/30/26 (a)(c)(d)	373,125	236,934
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9% 4/3/25 (a)(c)(d)	312,138	304,269
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3966% 3/1/26 (a)(c)(d)	369,375	273,866
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/28/21 (a)(c)(d)	399,714	369,487
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9055% 8/3/26 (a)(c)(d)	544,510	531,834

TOTAL RESTAURANTS		2,191,341

Services - 8.1%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (a)(c)(d)	80,000	79,200
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (a)(c)(d)	389,025	418,202
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (a)(c)(d)	695,000	650,868
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (a)(c)(d)	1,495,750	1,395,160
Ancestry.com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/23 (a)(c)(d)	689,815	688,435
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8966% 3/11/25 (a)(c)(d)	699,497	667,495
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8966% 1/15/27 (a)(c)(d)	124,375	118,675
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (a)(c)(d)	726,840	674,937
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8966% 2/7/26 (a)(c)(d)	492,500	468,737
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(c)(d)	312,813	306,556
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8966% 11/26/26 (a)(c)(d)	248,125	237,828
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.0106% 8/1/26 (a)(c)(d)	371,250	365,989
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1466% 3/29/25 (a)(c)(d)	331,807	324,809
Flexera Software LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 2/26/25 (a)(c)(d)	124,046	123,019
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (a)(c)(d)	270,216	261,659
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4375% 6/29/26 (a)(c)(d)	212,813	209,088
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 11/21/24 (a)(c)(d)	730,498	715,581
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (a)(c)(d)	836,634	763,169
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (a)(c)(d)	1,563,911	1,539,968
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6466% 1/23/27 (a)(c)(d)	468,825	460,817
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(c)(d)	497,500	488,381
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (a)(c)(d)	222,947	221,554
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (a)(c)(d)	797,190	779,683
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.251% 4/16/26 (a)(c)(d)	263,202	244,201
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.751% 9/12/24 (a)(c)(d)	28,750	26,977
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8966% 8/29/25 (a)(c)(d)	286,853	256,555
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (a)(c)(d)	5,962	5,395
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(c)(d)	62,397	61,080
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(c)(d)	432,735	423,600
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (a)(c)(d)	34,038	30,805
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(c)(d)	236,307	195,967

TOTAL SERVICES		13,204,390

Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1448% 1/24/27 (a)(c)(d)	398,000	384,691
Super Retail - 3.8%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 7/2/22 (a)(c)(d)	253,415	247,206
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.75% 9/25/24 (a)(c)(d)	4,109,815	4,066,154
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 1/18/24 (a)(b)(c)(d)	40,739	0
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 6/30/23 (a)(b)(c)(d)	29,738	0
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.25% 8/19/23 (a)(c)(d)	115,197	113,415
Michaels Stores, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9/16/27 (a)(c)(d)(e)	315,000	307,125
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 1/26/23 (a)(c)(d)	319,730	293,052
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6466% 11/8/24 (a)(c)(d)	554,197	530,644
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (a)(b)(c)(d)(g)	180,849	0
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 5/31/25 (a)(c)(d)	608,457	593,835

TOTAL SUPER RETAIL		6,151,431

Technology - 13.7%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9704% 8/10/25 (a)(c)(d)	980,000	416,039
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3966% 4/23/26 (a)(c)(d)	246,250	242,556
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3966% 10/2/25 (a)(c)(d)	822,862	796,868
Cabot Microelectronics Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1875% 11/15/25 (a)(c)(d)	186,698	182,497
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 10/31/26 (a)(c)(d)(e)	750,000	745,935
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1466% 10/31/26 (a)(c)(d)	482,559	472,759
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5996% 4/30/25 (a)(c)(d)	314,778	304,646
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3966% 4/4/26 (a)(c)(d)	204,535	198,948
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8966% 11/29/24 (a)(c)(d)	365,625	329,322
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1466% 10/16/26 (a)(c)(d)	497,500	490,505
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/25 (a)(c)(d)	508,850	487,544
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 2/1/26 (a)(c)(d)	55,000	49,500
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/9/23 (a)(c)(d)	689,377	685,758
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 1/31/24 (a)(c)(d)	131,916	131,257
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7606% 7/22/26 (a)(c)(d)	172,630	165,833
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 7/30/27 (a)(c)(d)	370,000	369,127
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.3966% 3/8/26 (a)(c)(d)	45,000	41,963
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3966% 3/8/25 (a)(c)(d)	581,613	562,227
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (a)(c)(d)	155,600	153,559
3 month U.S. LIBOR + 7.500% 8.5% 12/1/25 (a)(c)(d)	125,000	122,344
Fastball Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3966% 1/22/27 (a)(c)(d)	59,850	58,503
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6466% 8/7/27 (a)(c)(d)	124,688	122,688
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8966% 2/15/24 (a)(c)(d)	480,177	470,122
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/1/24 (a)(c)(d)	400,618	398,531
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (a)(c)(d)	569,829	565,316
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (a)(c)(d)	250,000	240,418
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (a)(c)(d)	150,000	149,000
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.6466% 6/21/24 (a)(c)(d)	1,743,226	1,651,706
3 month U.S. LIBOR + 2.500% 2.6466% 6/21/24 (a)(c)(d)	275,243	260,792
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 3.8961% 9/29/24 (a)(c)(d)	833,946	826,883
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (a)(c)(d)	118,750	119,344
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.6466% 9/15/24 (a)(c)(d)	208,872	202,867
NAVEX TopCo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4% 9/4/25 (a)(c)(d)	159,883	154,954
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6556% 4/30/27 (a)(c)(d)	623,438	621,879
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/3/23 (a)(c)(d)	594,674	582,709
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3966% 5/31/25 (a)(c)(d)	256,568	246,733
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4055% 8/1/25 (a)(c)(d)	234,559	227,230
Sophia LP:
1LN, term loan 3 month U.S. LIBOR + 3.750% 10/6/27 (a)(c)(d)(e)	580,000	575,795
term loan 3 month U.S. LIBOR + 3.250% 4.25% 9/30/22 (a)(c)(d)	729,636	725,835
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8966% 4/16/25 (a)(c)(d)	347,527	335,944
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8966% 4/16/25 (a)(c)(d)	244,162	236,024
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8966% 4/16/25 (a)(c)(d)	874,990	846,553
SUSE Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9/22/27 (a)(c)(d)(e)	140,000	139,300
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8966% 5/1/24 (a)(c)(d)	355,978	346,633
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6551% 9/28/24 (a)(c)(d)	318,685	312,312
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 4/4/25 (a)(c)(d)	734,831	728,137
Ultimate Software Group, Inc.:
1LN, term loan:
3 month U.S. LIBOR + 3.750% 3.8966% 5/4/26 (a)(c)(d)	811,800	803,909
3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (a)(c)(d)	960,000	956,525
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (a)(c)(d)	350,000	355,835
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1511% 3/1/26 (a)(c)(d)	205,737	204,130
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.3966% 2/28/25 (a)(c)(d)	496,496	485,324
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3966% 2/28/27 (a)(c)(d)	258,700	253,741
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9011% 10/11/26 (a)(c)(d)	182,952	172,433
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9011% 10/11/25 (a)(c)(d)	404,772	390,301
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1466% 6/1/25 (a)(c)(d)	385,125	374,696
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8966% 9/30/26 (a)(c)(d)	124,063	123,022

TOTAL TECHNOLOGY		22,215,311

Telecommunications - 8.6%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9024% 7/15/25 (a)(c)(d)	484,053	461,322
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (a)(c)(d)	301,000	294,980
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 9/15/27 (a)(c)(d)(e)	225,000	223,594
CenturyLink, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3966% 3/15/27 (a)(c)(d)	109,449	104,973
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (a)(c)(d)	248,750	240,822
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10/18/27 (a)(c)(d)(e)	225,000	222,399
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4% 12/22/23 (a)(c)(d)	288,474	284,507
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6% 6/15/24 (a)(c)(d)	696,754	683,885
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.97% 5/31/25 (a)(c)(d)	488,750	419,064
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (a)(c)(d)	1,685,000	1,690,847
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (a)(c)(d)	200,000	201,250
Tranche B-5, term loan 8.625% 1/2/24 (c)	1,635,000	1,649,306
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (a)(c)(d)(f)	943,786	958,726
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (a)(c)(d)	348,250	347,132
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8966% 3/1/27 (a)(c)(d)	317,652	307,426
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/10/24 (a)(c)(d)	110,018	104,862
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9/10/26 (a)(c)(d)(e)	805,000	789,906
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9% 4/11/25 (a)(c)(d)	336,543	327,402
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (a)(c)(d)	489,550	403,115
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(c)(d)	685,000	416,350
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.8966% 7/31/25 (a)(c)(d)	570,655	543,515
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8399% 1/31/26 (a)(c)(d)	488,693	469,757
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1524% 8/14/26 (a)(c)(d)	122,813	119,062
T-Mobile U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1466% 4/1/27 (a)(c)(d)	1,082,288	1,080,642
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 8/10/27 (a)(c)(d)	319,200	308,162
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8966% 5/28/27 (a)(c)(d)	234,413	229,579
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1466% 3/9/27 (a)(c)(d)	1,059,052	1,026,337

TOTAL TELECOMMUNICATIONS		13,908,922

Utilities - 3.2%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/1/25 (a)(c)(d)	1,172,569	1,141,578
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/28/24 (a)(c)(d)	208,674	208,087
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (a)(c)(d)	362,196	359,708
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (a)(c)(d)	257,050	231,345
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1466% 8/28/25 (a)(c)(d)	357,424	354,743
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 4.1466% 2/15/24 (a)(c)(d)	189,509	176,520
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (a)(c)(d)	386,138	383,242
Pacific Gas & Electric Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 6/23/25 (a)(c)(d)	623,438	613,307
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.15% 7/24/26 (a)(c)(d)	190,000	188,100
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8966% 8/13/26 (a)(c)(d)	246,875	245,228
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1567% 3/2/27 (a)(c)(d)	746,250	733,564
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8974% 12/31/25 (a)(c)(d)	561,349	552,440

TOTAL UTILITIES		5,187,862

TOTAL BANK LOAN OBLIGATIONS
(Cost $154,332,809)		144,586,730

Nonconvertible Bonds - 5.5%
Aerospace - 0.4%
TransDigm, Inc.:
6.25% 3/15/26 (h)	500,000	524,275
8% 12/15/25 (h)	40,000	43,500

TOTAL AEROSPACE		567,775

Air Transportation - 0.0%
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	70,000	71,838
Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (h)	105,000	102,506
9.5% 5/1/25 (h)	115,000	123,050

TOTAL BROADCASTING		225,556

Cable/Satellite TV - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 1.901% 2/1/24 (a)(d)	250,000	255,764
Chemicals - 0.4%
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 4.0004% 6/15/22 (a)(d)(h)	735,000	693,190
Containers - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	260,000	263,575
Berry Global, Inc. 4.875% 7/15/26 (h)	500,000	524,375
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	150,000	155,321

TOTAL CONTAINERS		943,271

Diversified Financial Services - 0.2%
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (h)	250,000	266,875
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (h)	100,000	100,405

TOTAL DIVERSIFIED FINANCIAL SERVICES		367,280

Energy - 0.2%
Citgo Petroleum Corp. 7% 6/15/25 (h)	200,000	197,250
New Fortress Energy LLC 6.75% 9/15/25 (h)	45,000	47,048

TOTAL ENERGY		244,298

Food & Drug Retail - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (h)	30,000	30,503
Gaming - 0.3%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	145,000	143,188
Scientific Games Corp. 5% 10/15/25 (h)	200,000	201,250
VICI Properties, Inc.:
3.5% 2/15/25 (h)	30,000	29,700
4.25% 12/1/26 (h)	45,000	45,209
4.625% 12/1/29 (h)	25,000	25,536

TOTAL GAMING		444,883

Healthcare - 1.0%
Tenet Healthcare Corp.:
4.625% 7/15/24	375,000	375,938
5.125% 5/1/25	375,000	375,375
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (h)	125,000	127,969
7% 3/15/24 (h)	470,000	486,450
9% 12/15/25 (h)	180,000	195,804

TOTAL HEALTHCARE		1,561,536

Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	170,000	177,485
Leisure - 0.1%
NCL Corp. Ltd. 12.25% 5/15/24 (h)	25,000	28,000
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	25,000	26,500
10.875% 6/1/23 (h)	120,000	134,248

TOTAL LEISURE		188,748

Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (h)	200,000	204,440
Restaurants - 0.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (h)	250,000	254,613
Services - 0.2%
APX Group, Inc. 7.625% 9/1/23	85,000	85,850
Aramark Services, Inc. 6.375% 5/1/25 (h)	60,000	62,501
Expedia, Inc.:
6.25% 5/1/25 (h)	70,000	77,137
7% 5/1/25 (h)	25,000	27,037
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (h)	115,000	113,778

TOTAL SERVICES		366,303

Super Retail - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	127,969
8.5% 10/30/25 (h)	250,000	263,125

TOTAL SUPER RETAIL		391,094

Technology - 0.3%
CommScope, Inc.:
5.5% 3/1/24 (h)	125,000	128,446
6% 3/1/26 (h)	125,000	130,300
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (h)	59,000	60,274
SSL Robotics LLC 9.75% 12/31/23 (h)	150,000	165,222

TOTAL TECHNOLOGY		484,242

Telecommunications - 0.5%
Altice Financing SA 7.5% 5/15/26 (h)	225,000	238,169
SFR Group SA:
5.125% 1/15/29 (h)	15,000	14,944
7.375% 5/1/26 (h)	485,000	508,232

TOTAL TELECOMMUNICATIONS		761,345

Transportation Ex Air/Rail - 0.4%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (h)	500,000	501,250
5.25% 5/15/24 (h)	200,000	200,887

TOTAL TRANSPORTATION EX AIR/RAIL		702,137

TOTAL NONCONVERTIBLE BONDS
(Cost $8,707,398)		8,936,301
	Shares	Value

Common Stocks - 0.2%
!UNKNOWN - 0.0%
ACNR Holdings, Inc. (b)	1,373	9,491
Energy - 0.2%
Denbury, Inc. (i)	11,185	196,856
Expro Holdings U.S., Inc. (b)(i)	7,968	79,680
Expro Holdings U.S., Inc. (b)(h)(i)	2,922	29,220

TOTAL ENERGY		305,756

Super Retail - 0.0%
David's Bridal, Inc. (b)	1,375	0
David's Bridal, Inc. rights (b)(i)	347	0

TOTAL SUPER RETAIL		0

TOTAL COMMON STOCKS
(Cost $660,433)		315,247

Nonconvertible Preferred Stocks - 0.0%
!UNKNOWN - 0.0%
ACNR Holdings, Inc. (b)
(Cost $98,250)	786	786
	Principal Amount	Value

Preferred Securities - 0.1%
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.6161% (a)(d)(j)	80,000	74,016
3 month U.S. LIBOR + 3.470% 3.7383% (a)(d)(j)	80,000	76,589
TOTAL PREFERRED SECURITIES
(Cost $145,800)		150,605
	Shares	Value

Money Market Funds - 6.6%
Fidelity Cash Central Fund 0.10% (k)
(Cost $10,731,276)	10,729,130	10,731,276
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $174,675,966)		164,720,945
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(2,628,925)
NET ASSETS - 100%		$162,092,020

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Level 3 security

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $538,126 and $543,826, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,872,594 or 4.9% of net assets.

 (i) Non-income producing

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$73,249
Total	$73,249

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.